Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Intangible assets
9.	Intangible assets

Intangible assets recognized in connection with the adoption of push-down accounting are as follows:

	Weighted average remaining	Successor Registrant 2011		Predecessor Registrant 2010
	amortization period (years)	Gross amount	Accumulated amortization	Gross amount	Accumulated amortization

Contract backlog (1)	9	$86,835	$24,077	$67,990	$61,660
Customer relationships (1)	3	1,333	281	2,128	1,307
Internally developed software and technology (2)	—	—	—	270	270

Landing rights (2)	—	—	—	60	55

		$88,168	$24,358	$70,448	$63,292

(1)	Using the income approach to determine fair values as of May 26, 2011, as a result of the adoption of push-down accounting.
(2)	Using the cost approach to determine fair values as of November 30, 2006, as a result of a previous reorganization.

For the periods from May 26, 2011 to December 31, 2011 (Successor Registrant), from January 1, 2011 to May 25, 2011 and for the years ended December 2010 and 2009 (Predecessor Registrant), amortization expense for these intangible assets was $24,358, $1,304, $5,761 and $14,398, respectively.

Future annual amortization expense for intangible assets is estimated to be as follows:

2012	$30,888
2013	22,915
2014	5,600
2015	2,658
2016	898
Thereafter	851

$63,810